Schedule of Reconciliation of Goodwill (Details)	12 Months Ended
Feb. 29, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Reverse acquisition of Sigma Additive Solutions, Inc.	$ 1,220,115
Reduction from sale of assets to Divergent Technologies	(52,310)
Balance, February 29, 2024	$ 1,167,805